Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Trade Accounts Receivable
Debt Disclosure [Line Items]
Assets pledged as collateral	¥ 56
Property, plant and equipment, net of accumulated depreciation
Debt Disclosure [Line Items]
Assets pledged as collateral	4,556	1,893
Intangible assets for long-term debt
Debt Disclosure [Line Items]
Assets pledged as collateral	¥ 1,650	¥ 1,770